TRADE ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2022
Trade Accounts Receivable And Other Receivables
TRADE ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES

6.	TRADE ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES

	12.31.22	12.31.21
Trade accounts receivable
Domestic market
Third parties	1,473,921	1,601,048
Related parties	11,566	9,252
Foreign market
Third parties	3,315,772	3,077,518
Related parties	20,789	10,124
	4,822,048	4,697,942
( - ) Adjustment to present value	(24,818)	(14,394)
( - ) Expected credit losses	(604,167)	(638,583)
	4,193,063	4,044,965
Current	4,187,756	4,039,155
Non-current	5,307	5,810

Notes receivable	54,472	114,565
( - ) Adjustment to present value	(386)	(1,610)
( - ) Expected credit losses	(15,643)	(15,786)
	38,443	97,169
Current	27,351	68,001
Non-current (1)	11,092	29,168
(1)	Weighted average maturity of 1.50 year.

The Company performs credit assignments with no right of return to the BRF Clients’ Credit Rights Investment Fund (“FIDC BRF“), which has the sole purpose to acquire credit rights arising from commercial transactions carried out between the Company and its clients in Brazil. On December 31, 2022, FIDC BRF had an outstanding balance of R$947,488 (R$902,679 on December 31, 2021) related to such credit rights, which were written-off of the Company’s statement of financial position when the credits were sold.

On December 31, 2022, other receivables are mainly represented by receivables from the sale of farms and various properties, with a balance of R$39,783 (R$88,098 on December 31, 2021).

The movements of the expected credit losses are presented below:

	12.31.22	12.31.21
Beginning balance	(638,583)	(605,940)
(Additions) Reversals	(12,772)	(12,799)
Write-offs	10,744	15,685
Exchange rate variation	36,444	(35,529)
Ending balance	(604,167)	(638,583)

The aging of trade accounts receivable is as follows:

	12.31.22	12.31.21
Not overdue	4,045,146	3,933,343
Overdue
01 to 60 days	125,082	127,249
61 to 90 days	7,629	6,241
91 to 120 days	17,084	3,770
121 to 180 days	18,536	3,002
181 to 360 days	17,902	9,687
More than 360 days	590,669	614,650
( - ) Adjustment to present value	(24,818)	(14,394)
( - ) Expected credit losses	(604,167)	(638,583)
	4,193,063	4,044,965